Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 security	Dec. 31, 2011 security	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member] Furniture and Equipment [Member]	Dec. 31, 2013 Minimum [Member] Building [Member]	Dec. 31, 2013 Maximum [Member] Furniture and Equipment [Member]	Dec. 31, 2013 Maximum [Member] Building [Member]	Dec. 31, 2012 Investment in Federal Home Loan Bank Stock [Member]	Dec. 31, 2011 Investment in Federal Home Loan Bank Stock [Member]	Dec. 31, 2010 Investment in Federal Home Loan Bank Stock [Member]	Dec. 31, 2013 Real Estate - Commercial [Member]	Dec. 31, 2013 Real Estate - Mortgage [Member]	Dec. 31, 2013 Real Estate - Mortgage [Member] Maximum [Member]	Dec. 31, 2013 Home Equity Installments [Member]	Dec. 31, 2013 Home Equity Lines of Credit [Member]	Dec. 31, 2013 Home equity installment loans [Member]	Dec. 31, 2013 Home equity lines of credit [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total capital	25.00%
Maturity of interest-bearing time deposits					1 year
Mortgage servicing rights	$ 167,000	$ 98,000
Held-to-maturity securities, number of holdings		0	0
Securities impairment charge										0	0	0
Net unamortized origination fees	123,000	42,000
Usual period of lines of credit for commercial, financial and agricultural lending	5 years
Loan period for lending													20 years		25 years	15 years	20 years
Maximum loan-to-value ratio													80.00%	80.00%				80.00%	90.00%
Other real estate owned	281,000	428,000
Non-accrual loan status period	90 days
Loans consideration write off period in default.	120 days
Mortgage banking and servicing	18,688,000	11,295,000
Estimate useful life of property and equipment						3 years	25 years	10 years	50 years
Estimate useful life of property and equipment, description				shorter of the assets' useful life or the related lease term
Investment in low-income housing limited partnership	3,990,000	3,796,000
Income tax credits	575,000
Income tax credits and adjustments period	10 years
Accrued benefit liability	792,000	738,000
Other postretirement benefit	54,000	29,000	49,000
Advertising expense	207,000	172,000	144,000
Share-based compensation expense	$ 30,000	$ 25,000	$ 26,000